SCHEDULE OF FAIR VALUE INPUTS TO THE VALUATION MODEL (Details)	Dec. 31, 2024	Dec. 31, 2023	Feb. 17, 2023	Dec. 31, 2022
Measurement Input, Share Price [Member] | Distoken Acquisition Corporation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility			9.56
Measurement Input, Risk Free Interest Rate [Member] | Distoken Acquisition Corporation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility			4.23
Measurement Input, Risk Free Interest Rate [Member] | Youlife International Holdings Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discounts for lack of marketability	4.48	4.23		4
Measurement Input, Expected Dividend Rate [Member] | Distoken Acquisition Corporation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility			0.00
Measurement Input, Price Volatility [Member] | Distoken Acquisition Corporation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility			4.5
Measurement Input, Discount Rate [Member] | Youlife International Holdings Inc [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discounts for lack of marketability	5	6		6
Measurement Input, Discount Rate [Member] | Youlife International Holdings Inc [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discounts for lack of marketability	22	23		23